Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay versus Performance Table

Year	Summary Compensation Table total for CEO (1) ($)	Average Summary Compensation Table total for other NEOs (2) ($)	Compensation actually paid to CEO (3) ($)	Average compensation actually paid to other NEOs (3) ($)	TSR (4) ($)	Peer group TSR (4) ($)	Net income (loss) ($ in thousands)	ICP Free Cash Flow* ($in thousands)
2023	13,194,665	2,231,481	20,455,474	3,162,417	740.94	653.90	655,892	845,846
2022	9,963,103	1,477,694	33,755,260	3,694,785	462.15	454.34	466,979	585,224
2021	7,115,513	1,029,306	20,081,272	2,158,019	156.56	204.93	34,110	184,001
2020	6,740,223	1,547,535	4,862,793	1,293,669	49.70	65.60	(13,214)	108,937
(1) The CEO for each of 2023, 2022, 2021, and 2020 was James A. Brock.
(2) The other named executive officers for each of 2023, 2022, and 2021 were Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka. The other named executive officers for 2020 were Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey.
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2023	CEO	13,194,665	(147,121)	—	(3,000,000)	5,179,263	1,799,614	3,429,052
	Other NEOs	2,231,481	(65,387)	12,461	(513,398)	886,275	232,933	378,053
2022	CEO	9,963,103	—	—	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	—	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)
(4) TSR is determined based on the value of an initial fixed investment of $100 from December 31, 2019 through December 31, 2023. The peer group TSR represents TSR of the peer group disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2023.

Company Selected Measure Name	ICP Free Cash Flow
Named Executive Officers, Footnote	The other named executive officers for each of 2023, 2022, and 2021 were Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka. The other named executive officers for 2020 were Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 from December 31, 2019 through December 31, 2023. The peer group TSR represents TSR of the peer group disclosed in our Annual Report on Form
10-K
	for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 13,194,665	$ 9,963,103	$ 7,115,513	$ 6,740,223
PEO Actually Paid Compensation Amount	$ 20,455,474	33,755,260	20,081,272	4,862,793
Adjustment To PEO Compensation, Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2023	CEO	13,194,665	(147,121)	—	(3,000,000)	5,179,263	1,799,614	3,429,052
	Other NEOs	2,231,481	(65,387)	12,461	(513,398)	886,275	232,933	378,053
2022	CEO	9,963,103	—	—	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	—	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)

Non-PEO NEO Average Total Compensation Amount	$ 2,231,481	1,477,694	1,029,306	1,547,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,162,417	3,694,785	2,158,019	1,293,669
Adjustment to Non-PEO NEO Compensation Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2023	CEO	13,194,665	(147,121)	—	(3,000,000)	5,179,263	1,799,614	3,429,052
	Other NEOs	2,231,481	(65,387)	12,461	(513,398)	886,275	232,933	378,053
2022	CEO	9,963,103	—	—	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	—	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)

Tabular List, Table
2023 Unranked Performance Measures
As noted above, our Compensation Committee believes in a wholistic evaluation of our executives’ and our company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2023 compensation decisions are listed below.

Net Income	Free Cash Flow*

TSR	Net (Cash)/Debt Level*

ICP Free Cash Flow*	Average Cash Cost of Coal Sold per Ton*

Adjusted EBITDA*

Total Shareholder Return Amount	$ 740.94	462.15	156.56	49.7
Peer Group Total Shareholder Return Amount	653.9	454.34	204.93	65.6
Net Income (Loss)	$ 655,892,000	$ 466,979,000	$ 34,110,000	$ (13,214,000)
Company Selected Measure Amount	845,846,000	585,224,000	184,001,000	108,937,000
PEO Name	James A. Brock	James A. Brock	James A. Brock	James A. Brock
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net (Cash)/Debt Level
Measure:: 5
Pay vs Performance Disclosure
Name	ICP Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Average Cash Cost of Coal Sold per Ton
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Change in Pension Value During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,121)	$ 0	$ (26,152)	$ (674,326)
PEO | Pension Service Cost Adjustment During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	47,818
PEO | Stock Award Value as Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,000)	(2,000,000)	(1,750,000)	(3,483,000)
PEO | Year End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,179,263	4,670,771	7,645,348	2,680,799
PEO | Change in Value as of Covered Year End (as Compared to Prior Year End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,799,614	15,927,406	6,752,916	(350,716)
PEO | Change in Value as of Vesting Date (as Compared to Prior Year End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,429,052	5,193,980	343,646	(98,005)
Non-PEO NEO | Change in Pension Value During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,387)	(4,171)	(19,622)	(122,692)
Non-PEO NEO | Pension Service Cost Adjustment During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,461	13,558	12,726	16,289
Non-PEO NEO | Stock Award Value as Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(513,398)	(258,884)	(200,000)	(533,333)
Non-PEO NEO | Year End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,275	604,560	873,751	437,603
Non-PEO NEO | Change in Value as of Covered Year End (as Compared to Prior Year End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,933	1,267,074	427,475	(40,393)
Non-PEO NEO | Change in Value as of Vesting Date (as Compared to Prior Year End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 378,053	$ 594,955	$ 34,383	$ (11,340)